Consolidated Balance Sheets (Audited) (USD $) In Millions, unless otherwise specified	Jan. 31, 2014	Jan. 31, 2013
Current assets:
Cash and cash equivalents	$ 7,281	$ 7,781
Receivables, net	6,677	6,768
Inventories	44,858	43,803
Prepaid expenses and other	1,909	1,551
Current assets of discontinued operations	460	37
Total current assets	61,185	59,940
Property and equipment:
Property and equipment	173,089	165,825
Less accumulated depreciation	(57,725)	(51,896)
Property and equipment, net	115,364	113,929
Property under capital leases:
Property under capital leases	5,589	5,899
Less accumulated amortization	(3,046)	(3,147)
Property under capital leases, net	2,543	2,752
Goodwill	19,510	20,497
Other assets and deferred charges	6,149	5,987
Total assets	204,751	203,105
Current liabilities:
Short-term borrowings	7,670	6,805
Accounts payable	37,415	38,080
Accrued liabilities	18,793	18,808
Accrued income taxes	966	2,211
Long-term debt due within one year	4,103	5,587
Obligations under capital leases due within one year	309	327
Current liabilities of discontinued operations	89	0
Total current liabilities	69,345	71,818
Long-term debt	41,771	38,394
Long-term obligations under capital leases	2,788	3,023
Deferred income taxes and other	8,017	7,613
Redeemable noncontrolling interest	1,491	519
Commitments and contingencies
Equity:
Common stock	323	332
Capital in excess of par value	2,362	3,620
Retained earnings	76,566	72,978
Accumulated other comprehensive income (loss)	(2,996)	(587)
Total Walmart shareholders' equity	76,255	76,343
Nonredeemable noncontrolling interest	5,084	5,395
Total equity	81,339	81,738
Total liabilities, redeemable noncontrolling interest and equity	$ 204,751	$ 203,105